COLT 2022-6 ABS-15G

Exhibit 99.19

Exception Detail

Run Date - 06/21/2022 10:58:20 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Dummy ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098521	XXXX	XXXX	XXXXXXXXXX	Credit	UW Collateral		UW Collateral - UW - Appraisal Correction/Clarification		Loan approval (XXXX) reflects appraised value of $XXX,XXX, XXXXXXXXX reflects value of $XXX,XXX.			Client 05/14/2021 12:28 PM; Borrower purchased property X/XX/XXXX for $XXX,XXX.XX this was the value we used. Reviewer 05/14/2021 02:25 PM; condition has been cleared	05/14/2021			A	1	XXXXXXXXXX	CA	P	13	C	A	C	A	A	A	A	A		Non-QM	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098516	XXXX	XXXX	XXXXXXXXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		CU score exceeds X.X	Documentation has been provided.		Reviewer 12/28/2021 08:31 AM; Document not provided	02/10/2022			A	1	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098516	XXXX	XXXX	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		A copy of the fraud report is missing in file.	Document provided			12/28/2021			A	1	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098508	XXXX	XXXX	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		UW Credit UW - Credit Other COMMENT: Missing loan approval from client identifying loan product.	Document received		Reviewer 01/05/2022 08:51 AM; Provide a copy of the guideline that allows this.	01/21/2022			A	1	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098518	XXXX	XXXX	XXXXXXXXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		UCDP was 2.6 thus requiring a second evaluation.	Documentation has been provided.		Reviewer 01/21/2022 12:38 PM; Documentation has not been provided.	02/10/2022			A	1	XXXXXXXXXX	CA	I	13	C	A	A	A	N/A	N/A	C	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098517	XXXX	XXXX	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Missing ''''XXXXXXXXXX XXXX XXXXXXXX'''' as per section X of XXXX.	Rec''''d ppp addendum to the XXXX		Reviewer 02/08/2022 09:24 AM; Rec''''d ppp addendum to the XXXX	02/08/2022			A	1	XXXXXXXXXX	CA	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098519	XXXX	XXXX	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		Loan is short reserves. Per XXXXXXXXXX, X months XXXXX is needed for reserves ($X,XXX.XX x X = $XX,XXX.XX needed). Assets in file consist of a checking account statement with $X,XXX.XX refund cash back to borrower from the transaction of $X,XXX.XX. This total of $XX,XXX.XX is short the $XX,XXX.XX needed for reserves. The final XXXX lists a XXXXX account as assets, but statements were not provided in the loan file.	Received		Client 02/15/2022 04:12 PM; Please waive this condition based on XXXXXXXX''s guidelines. Reviewer 02/18/2022 07:53 AM;	02/17/2022			A	1	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098505	XXXX	XXXX	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Loan XXXXXXXX was not provided to determine loan program used for approval.	Document provided			12/23/2021			A	1	XXXXXXXXXX	CA	I	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098505	XXXX	XXXX	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Please provide an exception approval for XXXX of X.XX. SPIXX guidelines X/XX/XX require a minimum XXXX of X.XX for XXX XX%.	documentation provided for XXXXXXX.		Reviewer 01/21/2022 01:18 PM; Documentation has not been provided as per the updated guideline dated X/XX/XXXX little change to the XXXX requirement, an exception is still required with the XXXX @ .XX. Client 02/01/2022 11:07 AM; This file is an XXX, with a XX% min. Please see the lock uploaded on X/X as proof of program with XXXXXX. Reviewer 02/01/2022 04:52 PM; Not provided Reviewer 02/02/2022 12:00 PM; cleared X/X	02/02/2022			A	1	XXXXXXXXXX	CA	I	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098523	XXXX	XXXX	XXXXXXXXXX	Credit	UW Qualifications	UW Qualifications - UW - DTI exceeds maximum limit	DSCR loan. XX% XXX and loan amount over $XXX. Per XXXXXX XXXXX XXXXX dated X/XX/XXXX for program XXXXX, the minimum XXX XXXXX is XX% of XXXXX for XXX > XX% and XXXX XXXXXX > $X,XXX,XXX. Current XXX calculation is $X,XXX.XX XXXXXX XXXXXX per the XXXX / $X,XXX.XX XXXXX = XX.XXX%.	document provided for program XX	Client 01/26/2022 03:22 PM; This file was closed as an XXX, no ratio, not an XXX.

 Reviewer 01/28/2022 09:04 AM; No approval in file indicated the program used for approval.

 Client 01/28/2022 05:23 PM; What would be acceptable to give that would show this is an XXX no ratio rather than an XXX? XXXXXXXX does not have an approval showing our program.  Thank you!

 Reviewer 01/29/2022 06:11 PM; Documentation has not been provided.

 Reviewer 02/01/2022 09:18 AM;

 Client 02/01/2022 12:00 PM; The XXXX XXXXXXXXXXXX uploaded X/X shows XXX as the XXXXXX program. Please change from XXX to XXX.  &#x0D;

 Reviewer 02/02/2022 06:50 AM; Document not provided

 Reviewer 02/02/2022 12:03 PM; cleared X/X

																02/02/2022			A	1	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098523	XXXX	XXXX	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit - Minimum FICO		FICO score does not meet the minimum. Borrower is a XXX-XXXXXXXXX XXXXXXXX. Per the XXXXXX XXXXX guide dated X/XX/XXXX "XXXXX with one or more foreign borrowers are limited to the XXXX and loan amounts XXX minimum credit score with XXX of XX% and loan amount up to $X,XXX,XXX. All other minimum credit score is XXX. Borrower''''s qualifying XXXXXX score used is XXX.	Meet program requirements		Reviewer 01/29/2022 06:10 PM; Documentation has not been provided. Employment authorization has been provided. Reviewer 02/02/2022 06:49 AM; Document not provided	02/04/2022			A	1	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098512	XXXX	XXXX	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Missing final approval from client verifying loan product.	Document provided			12/28/2021			A	1	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098512	XXXX	XXXX	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Provide XXXXXXXXX for XXXX ratio not meeting ratio requirements.	document provided.		Reviewer 01/21/2022 01:40 PM; Documentation not provided, exception required per updated guidelines X/XX/XXXX little change with XXXX that is calculated at .XX. Client 02/01/2022 11:04 AM; Please see the XXXX XXXX uploaded showing this locked as an XXX, no ratio loan. Please waive this condition. Reviewer 02/01/2022 05:03 PM; Not provided Reviewer 02/02/2022 11:57 AM; cleared X/X	02/02/2022			A	1	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098515	XXXX	XXXX	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Asset Other		Missing sourced gift funds from spouse in the amount of $XXX,XXX--missing XXXX statements	Document provided		Reviewer 12/28/2021 09:16 AM; Missing documentation for the validation of additional XXXX	01/05/2022			A	1	XXXXXXXXXX	CA	P	1	D	A	D	A	A	A	C	A		Non-QM	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098515	XXXX	XXXX	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Satisfactory 2nd Appraisal Report		Missing the secondary valuation required by guidelines	Document provided		Reviewer 01/05/2022 08:24 AM; Document not provided. Client 02/01/2022 10:05 AM; Reviewer 02/02/2022 11:54 AM;	02/01/2022			A	1	XXXXXXXXXX	CA	P	1	D	A	D	A	A	A	C	A		Non-QM	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098515	XXXX	XXXX	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Other income documentation missing/incomplete		Guidelines require verification f rom the third party employment verification vendor XXX XXXX XXXXXX (XXX)	Document provided		Reviewer 01/05/2022 08:24 AM; Document not provided. Client 02/01/2022 10:09 AM; Please see uploaded XXX Reviewer 02/02/2022 11:55 AM;	02/01/2022			A	1	XXXXXXXXXX	CA	P	1	D	A	D	A	A	A	C	A		Non-QM	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098497	XXXX	XXXX	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Missing final approval from client verifying loan program.	Document provided			12/22/2021			A	1	XXXXXXXXXX	CA	I	3	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098498	XXXX	XXXX	XXXXXXXXXX	Compliance	Note		Note - is missing - No Image of Note found in file		Please provide a copy of the note.	Information provided			12/28/2021			A	1	XXXXXXXXXX	CA	P	3	D	A	D	A	D	A	A	A		Non-QM	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098498	XXXX	XXXX	XXXXXXXXXX	Credit	Hazard Insurance		Hazard Insurance - Other:		Insurance effective date must be on or before loan disbursement date. Policy in file reflects an expiration date of XX/XX/XX and the loan disbursed on XX/XX/XX. Please provide an updated copy of XXX.	Information provided		Reviewer 12/22/2021 10:40 AM; HOI XXXXXX provided has expired. Please provide updated XXXXXX.	12/28/2021			A	1	XXXXXXXXXX	CA	P	3	D	A	D	A	D	A	A	A		Non-QM	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098506	XXXX	XXXX	XXXXXXXXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		Provide secondary valuation; whereas, XXXX is >X.X.	Documentation has been provided.			02/10/2022			A	1	XXXXXXXXXX	CA	P	1	C	A	A	A	A	A	C	A		Non-QM	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098524	XXXX	XXXX	XXXXXXXXXX	Credit	Compliance		Compliance - CD- Other		Please provide corrected post consummation XX to include the disbursement date to the date the XXX was exectued XX/XX/XXXX	Information provided			01/27/2022			A	1	XXXXXXXXXX	CA	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098500	XXXX	XXXX	XXXXXXXXXX	Credit	UW Approval		UW Approval - UW Approval - 1008 or 92900 LT missing		FINAL XXXXXXXX XXXXXXXXX XXXX XXXXXXX XXXXXXXX XXXXX XX XXX XXXXXXXX	Document provided.			12/22/2021			A	1	XXXXXXXXXX	CA	I	1	D	A	D	A	N/A	N/A	C	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098500	XXXX	XXXX	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Provide an exception approval for the XXXX of .XX, per XX/X/XX guidelines for XXXXX XXXX program a XXXX of X.XX is required for loans greater than $X.MM	document provided for program XX		Client 02/01/2022 11:41 AM; The file should be underwritten as an XXX - no ratio. Please see the XXXX XXXX uploaded on X/X as proof of the XXX program in order to waive the condition.&#x0D; Reviewer 02/01/2022 04:58 PM; Not provided Reviewer 02/02/2022 12:06 PM; cleared X/X	02/02/2022			A	1	XXXXXXXXXX	CA	I	1	D	A	D	A	N/A	N/A	C	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098503	XXXX	XXXX	XXXXXXXXXX	Credit	UW Other		UW Other - UW - Missing Terms of First		Missing loan approval from client identifying loan product. Loan to comply with terms of loan product/program including DSCR requirements. **Calculated DSCR Gross Rent XXXX – Property Expense Txs XXXX + Ins XXXX + HOA XXXX = Net Rental Income XXXX Mtg Payment XXXX = DSCR 89.245%	Document provided.		Reviewer 01/04/2022 06:09 PM; Exception is required due to the XXXX less than X% as per guideline requirements. Reviewer 01/21/2022 04:26 PM; Documentation not provided. Client 02/04/2022 04:22 PM; The lock showing the XXXXXXXX XXXXXXX has been uploaded over X weeks ago. Is there something more needed to prove the program? Client 02/04/2022 04:27 PM; This is an XXX, not an XXX and .XX% XXXX is within the XXX guidelines Reviewer 02/07/2022 11:01 AM; cleared X/X Reviewer 02/07/2022 11:01 AM; duplication	02/07/2022			A	1	XXXXXXXXXX	CA	I	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098510	XXXX	XXXX	XXXXXXXXXX	Credit	Deed of Trust/Mortgage		Deed of Trust/Mortgage - legal description is missing.			Information provided			12/28/2021			A	1	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098510	XXXX	XXXX	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		Borrower XXXXXXXXXXXXX of XXXXXXXX XXXXXXX is missing from the loan file. This is a XXXX loan approval.	Document provided			12/28/2021			A	1	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098510	XXXX	XXXX	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		Per XXXXXXXXXX, X months of reserves are required ($X,XXX.XX x X = $XX,XXX.XX). Per the XXXXXXXXXX XXXXXXXXX signed at XXXXXXX, XXXXX XXXXX needed were $XXX,XXX.XX - $XXX,XXX gift funds to title from XXXXX - $XX,XXX gift funds to title from XXXXXXX-in-XXX = $XXX,XXX.XX needed from borrower. The XXXXX statement on file had a balance of $XXX,XXX.XX. After closing, this left $XX,XXX.XX in funds. Add $X,XXX.XX refund back to XXXXX per the finalized settlement dated XX/XX/XXXX. This still leaves only $XX,XXX.XX in reserves (X.XXX months).	Exception received		Reviewer 12/28/2021 11:48 AM; Documentation not provided. Reviewer 01/21/2022 01:19 PM; Documentation not provided Client 02/15/2022 04:02 PM; Please waive condition based on XXXXXXXX guidelines Reviewer 02/18/2022 07:53 AM;	02/17/2022			A	1	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350098502	XXXX	XXXX	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		Per guidelines, for cash out refinances, Borrower must have the first 3 months PITIA reserves of their own funds, not including the cash out proceeds available. Bank statements in file are in spouse name only and do not support the minimum required first 3 months PITIA.	Exception provided		Client 02/14/2022 04:57 PM; Was this deficiency XX based on the XXXXXX''s guidelines for XXXXXXXX? Reviewer 02/18/2022 07:49 AM;	02/16/2022			A	1	XXXXXXXXXX	CA	I	13	A	A	A	A	N/A	N/A	A	A		Exempt	1